COLUMBIA FUNDS SERIES TRUST

                            Supplement dated August 16, 2007 to the following
                          Prospectuses and Statements of Additional Information


                    Columbia Global Value Fund                                  Columbia Short Term Municipal Bond Fund
        Columbia Marsico International Opportunities Fund                           Columbia Total Return Bond Fund
         Columbia Multi-Advisor International Equity Fund                            Columbia Short Term Bond Fund
 Prospectuses and Statement of Additional Information dated July                       Corporate Bond Portfolio
                             1, 2007                                             Mortgage- and Asset-Backed Portfolio
                                                                      Prospectuses and Statement of Additional Information dated
                                                                                            August 1, 2007
                  Columbia Large Cap Index Fund
                  Columbia Small Cap Index Fund                        Columbia North Carolina Intermediate Municipal Bond Fund
                   Columbia Mid Cap Index Fund                            Columbia Virginia Intermediate Municipal Bond Fund
              Columbia Large Cap Enhanced Core Fund                    Columbia South Carolina Intermediate Municipal Bond Fund
 Prospectuses and Statement of Additional Information dated July          Columbia Maryland Intermediate Municipal Bond Fund
                             1, 2007                                     Columbia California Intermediate Municipal Bond Fund
                                                                           Columbia Georgia Intermediate Municipal Bond Fund
                   Columbia Mid Cap Value Fund                        Prospectuses and Statement of Additional Information dated
               Columbia Convertible Securities Fund                                         August 1, 2007
                Columbia Marsico 21st Century Fund
                 Columbia Small Cap Value Fund II
                  Columbia Large Cap Value Fund                                 Columbia California Tax-Exempt Reserves
 Prospectuses and Statement of Additional Information dated July                        Columbia Cash Reserves
                             1, 2007                                                 Columbia Government Reserves
                                                                                    Columbia Money Market Reserves
                    Columbia High Income Fund                                         Columbia Municipal Reserves
                Columbia International Value Fund                                Columbia New York Tax-Exempt Reserves
                   Columbia Large Cap Core Fund                                      Columbia Tax-Exempt Reserves
              Columbia Marsico Focused Equities Fund                                  Columbia Treasury Reserves
                   Columbia Marsico Growth Fund                                 Columbia Connecticut Municipal Reserves
                Columbia Small Cap Growth Fund II                              Columbia Massachusetts Municipal Reserves
Prospectuses and Statement of Additional Information dated August                  Columbia Government Plus Reserves
                             1, 2007                                                    Columbia Prime Reserves
                                                                         Prospectuses and Statement of Additional Information
           Columbia LifeGoal Balanced Growth Portfolio                                   dated August 1, 2007
                Columbia LifeGoal Growth Portfolio
          Columbia LifeGoal Income and Growth Portfolio
                Columbia LifeGoal Income Portfolio                                 Columbia Asset Allocation Fund II
             Columbia Masters Global Equity Portfolio                    Prospectuses and Statement of Additional Information
               Columbia Masters Heritage Portfolio                                       dated August 1, 2007
         Columbia Masters International Equity Portfolio
   Prospectuses and Statements of Additional Information dated
                          August 1, 2007


                  Each a "Fund" and together the "Funds."

         Each Prospectus is revised by adding the following statement to disclosure under the section entitled "Portfolio Holdings Disclosure":

In addition, more current information concerning the Fund's portfolio holdings as of specified dates may also be disclosed on the Columbia Funds' website.

         Each Statement of Additional Information is revised by adding the following statement to disclosure under the section entitled "Disclosure of Portfolio Information":

The Fund may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds' website.



INT-47/134744-0807